Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 24,879	$ 24,879
Impairment of goodwill	0	0	0
Amortization expense	2,332	3,349	317
Amortization expense included in cost of subscription revenues	383	514	250
Selling and Marketing Expense
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 1,949	$ 2,835	$ 67